Shareholder Report, Average Annual Return (Details) 194792_RJ Eagle Vertical Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
RJ Eagle Vertical Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent	0.59%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.85%
Bloomberg U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	0.58%